Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 07, 2017
Entity Registrant Name	dei_EntityRegistrantName	American Century Capital Portfolios Inc
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2016
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
American Century Capital Portfolios Prospectus
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000908186_SupplementTextBlock

Prospectus Supplement Supplement dated April 10, 2017
California Long-Term Tax-Free Fund
(Prospectus dated January 1, 2017)
Adaptive Equity Fund ■ All Cap Growth Fund ■ Capital Value Fund
(Prospectuses dated March 1, 2017)
Global Allocation Fund
(Prospectus dated April 1, 2017)
Emerging Markets Small Cap Fund ■ Focused International Growth Fund ■ Global Small Cap Fund ■ International Opportunities Fund ■ International Value Fund
(Prospectuses dated April 1, 2017)
AC Alternatives Market Neutral Value Fund
(Prospectus dated August 1, 2016)
Core Equity Plus Fund ■ Emerging Markets Value Fund ■ Global Gold Fund ■
International Core Equity Fund
(Prospectuses dated November 1, 2016)

All references to Institutional Class are changed to I Class. Effective with this change, I Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors and financial intermediaries. Employer-sponsored retirement plans may not invest in I Class shares, except that plans invested in the I Class prior to April 10, 2017 may make additional purchases.

The following is added as the last sentence to the first paragraph under Fees and Expenses in the prospectuses.
Additional information about sales charge discounts can be found in Appendix A of the prospectus.